Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstract]
Schedule of Classification of Warrants on Weighted Average Assumptions
Risk-free interest rate	4.51%
Expected volatility	120.13%
Expected term	3 years
Expected dividend yield	—
Exercise price	$0.40
Market value of common stock	$0.31